Customer Deposits	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Customer Deposits
10. Customer Deposits
These amounts represent deposits received from charterers as guarantees and are comprised as follows:

(a)
On October 12, 2015 an amount of $736,000 was received from the bareboat charterer of Product carrier “Clean Thrasher” (ex. “Stealth Falcon”) which is equal to three-months hire. On May 30, 2019 the amount of $368,000 was paid to the bareboat charterers. The remaining amount of $368,000 was kept as a guarantee for another vessel chartered to the same charterer and was included in the net assets of Imperial that were distributed to the stockholders of the Company (Note 1).

(b)
On February 21, 2015 an amount of $1,820,700 was received from the bareboat charterer of Aframax tanker “Stealth Berana” (ex. “Spike”) which is equal to five-months hire. An amount of $1,220,700 was returned to the charterer at the end of the bareboat charter on March 7, 2018. The remaining amount of $600,000 was kept as a guarantee for the new bareboat charter which commenced on March 7, 2018. The bareboat charter ended during 2020 and the balance was fully settled in 2021 following the agreement reached with the charterers (Note 19).